Financial risk management activities Assets Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Disclosure of fair value measurement of assets [line items]
Assets	$ 6,907	$ 6,643	$ 6,604
Other equity securities FVTPL
Disclosure of fair value measurement of assets [line items]
Assets	20	19	22
Other equity securities FVTPL | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	20	19	22
Other equity securities FVTPL | Level 2
Disclosure of fair value measurement of assets [line items]
Assets
Other equity securities FVTPL | Level 3
Disclosure of fair value measurement of assets [line items]
Assets
Other equity securities FVOCI
Disclosure of fair value measurement of assets [line items]
Assets	62	69	75
Other equity securities FVOCI | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	62	69	75
Other equity securities FVOCI | Level 2
Disclosure of fair value measurement of assets [line items]
Assets
Other equity securities FVOCI | Level 3
Disclosure of fair value measurement of assets [line items]
Assets